Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements

32.	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company may use various valuation approaches, including market, income and/or cost approaches. The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is a market-based measure considered from the perspective of a market participant. As such, even when market assumptions are not readily available, the Company’s own assumptions reflect those that market participants would use in pricing the asset or liability at the measurement date. The fair value measurement accounting guidance describes the following three levels used to classify fair value measurements:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•	Level 2—Quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Unobservable inputs that are significant to the fair value of the assets or liabilities.

The availability of observable inputs can vary and in certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to a fair value measurement requires judgment and consideration of factors specific to the asset or liability.

When available, the fair value of the Company’s financial instruments is based on quoted market prices, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Financial instruments for which actively quoted prices or pricing parameters are available will generally have a higher degree of price transparency than those that are thinly traded or not quoted. In accordance with the fair value measurements accounting guidance, the criteria used to determine whether the market for a financial instrument is active or inactive is based on the particular asset or liability. The Company characterizes active markets as those where transaction volumes are sufficient to provide objective pricing information, with reasonably narrow bid/ask spreads and where dealer quotes received do not vary widely. Inactive markets are characterized by low transaction volumes, price quotations which vary substantially among market participants, or in which minimal information is released publicly. The Company also considers nonperformance risks, including credit risk, as part of the Company’s valuation methodology for all assets and liabilities measured at fair value.

It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, as prescribed in the fair value hierarchy. When available, the Company uses quoted market prices to measure fair value. When observable market prices are not readily available, the Company generally estimates the fair value using techniques that rely on alternate market data or internally developed models using significant inputs that are generally readily observable from objective sources. Market data includes prices of financial instruments with similar maturities and characteristics, duration, interest rate yield curves, and measures of volatility.

As a result of the Company adopting amended fair value measurements accounting guidance, the Company has amended its techniques used in measuring the fair value of derivatives. These amendments change the way that the probability of default of a counterparty is factored into the valuation of derivative positions and include the impact of the Company’s own credit risk on derivatives measured at fair value.

The following are descriptions of valuation methodologies used by the Company to measure various financial instruments at fair value.

Trading and available-for-sale securities: The fair value of the securities included in trading assets and available for sale securities included in investments are recognized in the consolidated balance sheets based on quoted market prices, where available. For securities traded in the over-the-counter market, the Company generally determines fair value utilizing internal valuation techniques or based on prices obtained from independent pricing services or brokers. Trading and available-for-sale securities that are valued by using valuation methods and prices obtained from pricing services or brokers are generally classified as Level 2 except in the cases where such quoted prices include unobservable inputs to the models, then such financial instruments are classified as Level 3. In cases where there is limited activity or less transparency around significant inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.

Asset-backed securities (“ABS”) are valued based on external prices or market spread data, using current market assumptions. When external prices or spread inputs are unobservable or if the comparability assessment involves significant subjectivity, certain ABS are categorized within Level 3 of the fair value hierarchy. In addition, the Company employed waterfall, market value and option pricing approaches to value CDOs. These approaches are based on several assumptions including interest rate curves, credit spreads, default rates and recovery rates which are derived from rating agencies and other market sources. Certain of these assumptions are considered to be unobservable inputs, and thus, CDOs are classified within Level 3 of the valuation hierarchy.

Beneficiary certificates are valued based on the basis of prices posted by asset management companies and the certificates are classified as Level 2 because the prices are binding and reflect current transactions except for the certificates in exchange-traded funds that are marked as Level 1.

Derivatives Assets and liabilities: Quoted market prices are available and used for the Company’s exchange-traded derivatives, such as certain interest rate futures and option contracts, which the Company classifies as Level 1. However, substantially all of the Company’s derivatives are traded in over-the-counter (OTC) markets where quoted market prices are not readily available. OTC derivatives are valued using internal valuation techniques. Valuation techniques and inputs to internally developed models depend on the type of derivative and nature of the underlying rate, price or index upon which the derivative’s value is based. Where model inputs can be observed in a liquid market and the model does not require significant judgment, such derivatives are typically classified as Level 2 within the fair value hierarchy. When instruments are traded in less liquid markets and significant inputs are unobservable, such derivatives are classified within Level 3. Additionally, significant judgments on the level of inputs used for valuation techniques are required when classifying financial instruments within the fair value hierarchy, particularly between Level 2 and 3, as is the case for certain derivatives.

Valuation Adjustments

By using derivatives, the Company is exposed to credit risk if counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform, counterparty credit risk is equal to the amount reported as a derivative asset in the consolidated balance sheet. The amounts reported as a derivative asset are derivative contracts in a gain position. Few of the Company’s derivatives are listed on an exchange. The majority of derivative positions are valued using internally developed models that use as their basis observable market inputs. Therefore, an adjustment is necessary to reflect the credit quality of each derivative counterparty to arrive at fair value. Counterparty credit risk adjustments are applied to derivative assets, such as over-the-counter derivative instruments, when the market inputs used in valuation models may not be indicative of the creditworthiness of the counterparty. The adjustment is based on market-based measures of credit risk to the extent available. The adjustment also takes into account contractual factors designed to reduce the Company’s credit exposure to each counterparty. To the extent derivative assets (liabilities) are subject to master netting arrangements, the exposure used to calculate the credit risk adjustment is net of derivatives in a loss (gain) position with the same counterparty and cash collateral received (paid).

Debt valuation adjustments are applied to reflect the Company’s own credit risk when measuring derivative liabilities at fair value. The methodology to determine the adjustment incorporates the Company’s credit spread as observed through the credit default swap market.

Items measured at fair value on a recurring basis

The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2009.

	Level 1	Level 2	Level 3	Total
	Korean Won (in millions)

Assets measured at fair value
Trading assets
Trading securities	2,899,761	6,438,769	752,339	10,090,869
Debt securities
Korean treasury and government agencies	2,531,691	848,547	—	3,380,238
Corporate	—	4,199,622	467,335	4,666,957
Financial institutions	—	891,027	—	891,027
Asset-backed securities	—	442,973	285,004	727,977
Equity securities	368,070	11,177	—	379,247
Beneficiary certificates	—	45,423	—	45,423
Foreign exchange spot contracts	—	1,373	—	1,373
Derivatives	—	3,812,027	321,010	4,133,037
Foreign currency derivatives	—	2,488,569	310,178	2,798,747
Interest rate derivatives	—	1,239,568	977	1,240,545
Equity derivatives	—	44,571	9,855	54,426
Commodity derivatives	—	39,319	—	39,319
Investments
Available-for-sale securities	2,782,763	12,624,829	651,674	16,059,266
Debt securities
Korean treasury and government agencies	2,571,773	1,776,127	—	4,347,900
Corporate	—	6,876,002	84,036	6,960,038
Financial institutions	—	2,264,591	670	2,265,261
Foreign governments	—	34,980	38,606	73,586
Asset-backed securities	—	323,881	514,608	838,489
Equity securities	210,990	153,477	3,299	367,766
Beneficiary certificates	—	1,195,771	10,455	1,206,226
Other assets-hedging derivatives	—	419	—	419
Liabilities measured at fair value
Foreign exchange spot contracts	—	2,705	—	2,705
Derivatives	2,730	3,635,994	489,812	4,128,536
Foreign currency derivative	—	2,152,913	—	2,152,913
Interest rate derivatives	—	1,286,144	1,141	1,287,285
Credit derivatives	—	—	192,265	192,265
Equity derivatives	2,730	154,749	296,406	453,885
Commodity derivatives	—	42,188	—	42,188
Other liabilities-hedging derivatives	—	4,649	—	4,649

The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2010.

	Level 1	Level 2	Level 3	Total
	Korean Won (in millions)

Assets measured at fair value
Trading assets
Trading securities	3,020,252	6,397,102	—	9,417,354
Debt securities
Korean treasury and government agencies	2,758,237	529,831	—	3,288,068
Corporate	—	4,956,485	—	4,956,485
Financial institutions	—	837,955	—	837,955
Asset-backed securities	—	16,238	—	16,238
Equity securities	261,715	—	—	261,715
Beneficiary certificates	300	56,593	—	56,893
Foreign exchange spot contracts	—	1,855	—	1,855
Derivatives	29	3,508,161	172,705	3,680,895
Foreign currency derivatives	—	2,085,041	133,369	2,218,410
Interest rate derivatives	—	1,360,028	—	1,360,028
Credit derivatives	—	—	—	—
Equity derivatives	29	37,905	39,336	77,270
Commodity derivatives	—	25,187	—	25,187
Investments
Available-for-sale securities	3,700,531	14,590,664	729,129	19,020,324
Debt securities
Korean treasury and government agencies	2,930,507	3,739,270	—	6,669,777
Corporate	—	6,144,166	97,826	6,241,992
Financial institutions	—	2,986,435	—	2,986,435
Foreign governments	—	25,430	—	25,430
Asset-backed securities	—	787,805	26,741	814,546
Equity securities	651,034	13,522	10,559	675,115
Beneficiary certificates	118,990	894,036	594,003	1,607,029
Other assets-hedging derivatives	—	9,598	—	9,598
Liabilities measured at fair value
Foreign exchange spot contracts	—	2,099	—	2,099
Derivatives	2,829	3,030,356	301,915	3,335,100
Foreign currency derivatives	—	1,550,916	—	1,550,916
Interest rate derivatives	—	1,406,508	—	1,406,508
Credit derivatives	—	351	—	351
Equity derivatives	2,829	47,139	301,915	351,883
Commodity derivatives	—	25,442	—	25,442
Other liabilities-hedging derivatives	—	1,362	—	1,362

Changes in level 3 items measured at fair value on a recurring basis

Financial assets and liabilities are considered Level 3 when reported fair values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. At December 31, 2009, Level 3 fair value assets of 1,725,023 million Won represented 5.70% of total assets at fair value and 0.65% of total assets. Level 3 fair value liabilities of 489,812 million Won represented 11.84% of total liabilities at fair value and 0.19% of total liabilities at that date. At December 31, 2010, Level 3 fair value assets of 901,834 million Won represented 2.81% of total assets at fair value and 0.33% of total assets. Level 3 fair value liabilities of 301,915 million Won represented 9.04% of total liabilities at fair value and 0.12% of total liabilities at that date.

The following table presents additional information about Level 3 financial assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2009.

	Korean Won (in millions)
		Realized and Unrealized Gains (Losses)			Purchases,
			Included in		issuances
			other		and	Transfers		Unrealized
	January 1,	Included in	comprehensive		settlements,	into (out of)	December 31,	gains (losses)
	2009	earnings	income	Total	net	level 3(1)	2009	still held(2)

Trading assets
Trading securities	1,679,277	11,528	—	11,528	(938,466)	—	752,339	(281)
Debt securities
Corporate	1,679,277	11,768	—	11,768	(1,223,710)	—	467,335	(41)
Asset-backed securities	—	(240)	—	(240)	285,244	—	285,004	(240)
Derivatives	463,351	(373,465)	—	(373,465)	100,246	130,878	321,010	(337,998)
Foreign currency derivatives	343,026	(288,689)	—	(288,689)	182,188	73,653	310,178	(270,342)
Interest rate derivatives	69,718	(68,072)	—	(68,072)	(57,894)	57,225	977	(52,998)
Equity derivatives	50,607	(16,704)	—	(16,704)	(24,048)	—	9,855	(14,658)
Investments
Available-for-sale securities	619,114	458,880	84,383	543,263	(510,703)	—	651,674	—
Debt securities
Corporate	424,082	1,539	13,975	15,514	(355,560)	—	84,036	16,492
Financial institutions	—	—	—	—	670	—	670	—
Foreign governments	—	(20)	82	62	38,544	—	38,606	82
Asset-backed securities	194,975	457,695	69,312	527,007	(207,374)	—	514,608	72,389
Equity securities	57	(217)	897	680	2,562	—	3,299	897
Beneficiary certificates	—	(117)	117	—	10,455	—	10,455	485
Trading liabilities
Derivatives	1,054,882	(119,660)	—	(119,660)	(496,719)	51,309	489,812	(87,325)
Foreign currency derivatives	169,648	(57,298)	—	(57,298)	(166,271)	53,921	—	(53,746)
Interest rate derivatives	13,985	(2,262)	—	(2,262)	(4,246)	(6,336)	1,141	5,107
Credit derivatives	469,802	(96,370)	—	(96,370)	(195,541)	14,374	192,265	(89,788)
Equity derivatives	401,447	36,270	—	36,270	(130,661)	(10,650)	296,406	51,102

(1)	Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. The amounts presented as transfers into (out of) Level 3 represent the fair value as of the beginning of the period presented, and any gains or losses occurring on these assets and liabilities during the year which are presented as Level 3.
(2)	Represents the amount of total gains or losses for the year ended December 31, 2009, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 and still held at December 31, 2009.

The following table presents additional information about Level 3 financial assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2010.

	Korean Won (in millions)
		Realized and Unrealized Gains (Losses)			Purchases,
			Included in		issuances
			other		and	Transfers		Unrealized
	January 1,	Included in	comprehensive		settlements,	into (out of)	December 31,	gains (losses)
	2010	earnings	income	Total	net	level 3(1)	2010	still held(2)

Trading assets
Trading securities	752,339	(8)	—	(8)	(752,331)	—	—	—
Debt securities
Corporate	467,335	—	—	—	(467,335)	—	—	—
Asset-backed securities	285,004	(8)	—	(8)	(284,996)	—	—	—
Derivatives	321,010	(136,427)	—	(136,427)	8,375	(20,253)	172,705	(134,101)
Foreign currency derivatives	310,178	(152,640)	—	(152,640)	13,175	(37,344)	133,369	(149,655)
Interest rate derivatives	977	(733)	—	(733)	(244)	—	—	(2,295)
Equity derivatives	9,855	16,946	—	16,946	(4,556)	17,091	39,336	17,849
Investments
Available-for-sale securities	651,674	58,243	65,972	124,215	(46,760)	—	729,129	65,972
Debt securities
Corporate	84,036	8,553	22,799	31,352	(17,562)	—	97,826	22,799
Financial institutions	670	—	—	—	(670)	—	—	—
Foreign governments	38,606	—	—	—	(38,606)	—	—	—
Asset-backed securities	514,608	49,690	(1,712)	47,978	(535,845)	—	26,741	(1,712)
Equity securities	3,299	—	—	—	7,260	—	10,559	—
Beneficiary certificates	10,455	—	44,885	44,885	538,663	—	594,003	44,885
Trading liabilities
Derivatives	489,812	(388,655)	—	(388,655)	182,491	18,267	301,915	25,253
Foreign currency derivatives	—	2,261	—	2,261	(2,262)	1	—	—
Interest rate derivatives	1,141	—	—	—	(1,141)	—	—	—
Credit derivatives	192,265	(394,846)	—	(394,846)	202,485	96	—	(82)
Equity derivatives	296,406	3,930	—	3,930	(16,591)	18,170	301,915	25,335

(1)	Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. The amounts presented as transfers into (out of) Level 3 represent the fair value as of the beginning of the period presented, and any gains or losses occurring on these assets and liabilities during the year which are presented as Level 3.
(2)	Represents the amount of total gains or losses for the year ended December 31, 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 and still held at December 31, 2010.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a non-recurring basis and are not included in the tables above. These assets and liabilities primarily include assets measured at cost that have been written down to fair value during the period as a result of an impairment.

The following table presents only balances measured at fair value during the period and still held by level within the fair-value hierarchy as of December 31, 2009, for which a nonrecurring change in fair value has been recorded during the year ended December 31, 2009.

	Korean Won (in millions)
	Level 1	Level 2	Level 3

Other investment assets(1)	—	—	88,238
Loans(2)	—	—	656,831
Goodwill(3)	—	—	65,488
Premises and equipment, net(4)	—	—	23,200
Assets held-for-sale(5)	—	—	1,725

(1)	The Company recorded impairment losses amounting to 63,443 million Won during the year ended December 31, 2009.
(2)	Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.
(3)	The Company recorded impairment losses amounting to 20,620 million Won during the year ended December 31, 2009.
(4)	The Company recorded impairment losses amounting to 2,253 million Won during the years ended December 31, 2009.
(5)	The Company recorded impairment losses amounting to 1,630 million Won during the years ended December 31, 2009.

The following table presents only balances measured at fair value during the period and still held by level within the fair-value hierarchy as of December 31, 2010, for which a nonrecurring change in fair value has been recorded during the years ended December 31, 2010.

	Korean Won (in millions)
	Level 1	Level 2	Level 3

Other investment assets(1)	—	—	155,229
Loans(2)	—	—	2,512,895
Goodwill(3)	—	—	—
Premises and equipment, net(4)	—	—	—
Assets held-for-sale(5)	—	—	506

(1)	The Company recorded impairment losses amounting to 119,300 million Won during the year ended December 31, 2010.
(2)	Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.
(3)	The Company recorded impairment losses amounting to 25,120 million Won during the year ended December 31, 2010.
(4)	The Company recorded impairment losses amounting to 323 million Won during the years ended December 31, 2010.
(5)	The Company recorded impairment losses amounting to 249 million Won during the years ended December 31, 2010.

Fair Value Disclosure

Fair value measurements and disclosure topics in the FASB guidance requires the disclosure of the estimated fair value of financial instruments, for which it is practicable to estimate fair value with certain financial instruments excluded. The following disclosure of the estimated fair value of financial instruments and the methods and assumptions used by the Company, by type of financial instrument, in estimating fair value, not otherwise disclosed above pursuant to the fair value measurements and disclosure accounting guidance, is made by the Company in accordance with the related FASB guidance. In estimating fair values, different market assumptions and estimation methodologies could significantly affect estimated fair value amounts.

Assets and liabilities for which fair value approximates carrying value: The carrying values of certain financial assets and liabilities are reported at cost, including cash and cash equivalents, restricted cash, call loans, securities purchased under resale agreements, due from customers on acceptances, accrued interest and dividends receivable, accrued interest payable, security deposits, loan held-for-sale, noninterest-bearing deposits, call money and acceptances outstanding. The carrying values of these financial assets and liabilities are considered to approximate their fair values due to their short-term nature and negligible credit losses.

Interest-bearing deposits in other banks: The fair values of fixed interest-bearing deposits are estimated by discounting cash flows based on current rates for similar types of deposits. The fair values of variable rate interest-bearing deposits are considered to approximate their carrying values.

Held-to-maturity securities: Fair values of held-to-maturity securities are based on market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments, discounted cash flows, counterparty quotes or external valuations performed by qualified independent evaluators.

Other investment assets: Other investment assets consist primarily of non-marketable equity securities, restricted stock and investments in affiliates. The fair values of these investments are based on the estimation of market value or latest obtainable net asset value of the investee.

Loans: Loans are net of specific and general provisions for impairment. The fair values of fixed rate loans are estimated by discounting contractual cash flows based on current rates at which similar loans would be made to borrowers for the same maturities. The fair values of variable rate loans that reprice frequently with no significant changes in credit risk are considered to approximate their carrying values in the consolidated balance sheets.

Loans held-for-sale: Loans held for sale are carried at the lower of aggregate cost or market value. The fair values of loans held for sale are based on the commitments on hand from KHFC.

Interest-bearing deposits: The fair values of variable rate interest bearing deposits approximate their carrying values in the consolidated balance sheets. Fair values for fixed-rate interest bearing deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered for deposits with similar maturities.

Other borrowed funds: The aggregate fair value for other borrowed funds is based on quoted market prices, where available. For other borrowed funds whose quoted market prices are not available, a discounted cash flow model is used based on the current rates for debt with similar maturities.

Secured borrowings: The fair values for securities sold under agreements to repurchase are estimated using discounted cash flow calculations that apply interest rates currently being offered for securities sold under agreements to repurchase with similar maturities. The fair values for beneficial interests issued by the SPEs are estimated using quoted market price.

Long-term debt: The aggregate fair value for long-term debt is based on quoted market prices, where available. For long-term debt where quoted market prices are not available, a discounted cash flow model is used based on the current rates for the Company’s debt with similar maturities.

Off-balance sheet instruments: Off-balance sheet instruments include financial guarantees and commitments to extend credit. Fair value of off-balance-sheet instruments is based on an estimate of the difference between fees currently charged to enter into similar agreements and fees paid to reduce or eliminate exposure to those agreements, taking into account of the remaining terms of the agreements and the counterparties’ credit standing.

The estimated fair values of the Company’s financial instruments as of December 31, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2009		2010
	Carrying		Carrying
	amount	Fair value	amount	Fair value

Financial assets:
Cash and cash equivalents	16,581,001	16,581,001	15,957,641	15,957,641
Restricted cash	588,350	588,350	478,167	478,167
Interest-bearing deposits in other banks	2,206,892	2,206,892	2,874,620	2,874,620
Call loans and securities purchased under resale agreements	6,524,407	6,524,407	4,464,814	4,464,814
Held-to-maturity securities	15,973,764	16,020,691	19,905,226	20,158,157
Other investment assets	2,565,159	2,615,250	2,601,124	2,635,150
Loans, net	184,058,238	183,091,579	186,331,136	185,827,575
Due from customers on acceptances	790,989	790,989	667,204	667,204
Accrued interest and dividends receivable	955,388	955,388	1,028,030	1,028,030
Loans held-for-sale	584,171	584,171	127,324	127,324
Other assets—security deposits	1,170,326	1,170,326	1,174,207	1,174,207
Other assets—off-balance sheet instruments	88,076	88,076	70,869	70,869
Financial liabilities:
Interest-bearing deposits	170,547,111	169,882,831	180,206,653	179,649,626
Non-interest bearing deposits	7,026,580	7,026,580	6,118,985	6,118,985
Call money	5,687,349	5,687,349	4,649,652	4,649,652
Acceptances outstanding	790,989	790,989	667,204	667,204
Other borrowed funds	12,835,257	12,835,257	12,381,783	12,381,783
Secured borrowings	2,276,809	2,279,478	3,998,070	3,945,553
Long-term debt	43,339,863	44,064,794	39,486,929	39,786,536
Accrued interest and payable	2,554,162	2,554,162	2,817,990	2,817,990
Other liabilities—security deposits received	295,116	295,116	418,482	418,482
Other liabilities—off-balance sheet instruments	88,076	88,076	70,869	70,869